Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.7%
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)(b)(c)	$200	$20,350
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(c)	200	183,163
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	400	309,075
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 08/29/22)(c)	300	172,650
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 08/29/22)(c)(d)	150	120,356
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/30/22)(c)	400	251,200
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/29/22)(c)	200	168,000
5.50%, 10/01/27 (Call 10/01/22)(c)	400	308,000
YPF SA
6.95%, 07/21/27(c)	400	222,000
7.00%, 12/15/47 (Call 06/15/47)(c)	200	100,500
8.50%, 07/28/25(c)	600	378,360
		2,233,654
Australia — 0.2%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(c)	400	273,200
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(c)	400	276,700
		549,900
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(c)	1,000	1,058,055

Bahrain — 0.6%
AUB Sukuk Ltd., 2.62%, 09/09/26(c)	400	363,000
BBK BSC, 5.50%, 07/09/24(c)	200	195,537
FS Luxembourg Sarl, 10.00%, 12/15/25(c)	400	406,000
GFH Sukuk Ltd., 7.50%, 01/28/25(c)	200	195,038
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(c)	200	176,350
Oil & Gas Holding Co. BSCC (The), 7.50%, 10/25/27(c)	400	398,997
		1,734,922
Barbados — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(c)	200	187,550

Brazil — 8.3%
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(c)	250	207,500
Adecoagro SA, 6.00%, 09/21/27(c)	200	180,000
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(c)	200	194,038
Altice Financing SA, 5.75%, 08/15/29	1,000	872,970
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(c)	400	370,000
Atento Luxco 1 SA, 8.00%, 02/10/26(c)	300	187,500
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(c)(d)	200	149,800
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(c)	400	335,075
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(c)	400	384,000
4.38%, 03/18/27(c)(d)	200	191,725
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(c)	200	179,300
4.50%, 01/10/25 (Call 12/10/24)(c)	600	583,050
7.75%, 02/15/29 (Call 02/15/24)(c)(e)	200	199,412
Banco Davivienda SA, 6.65%, (Call 04/22/31)(c)(e)(f)	200	148,725
Banco do Brasil SA/Cayman
3.25%, 09/30/26(c)	400	368,200
4.88%, 01/11/29(c)	200	186,000
Security	Par (000)	Value

Brazil (continued)
6.25%, (Call 04/15/24)(c)(d)(e)(f)	$1,000	$883,000
9.00%, (Call 06/18/24)(c)(e)(f)	1,000	1,012,800
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (Call 01/24/32)(c)(e)(f)	200	161,850
Banco Votorantim SA, 4.38%, 07/29/25(c)	400	382,200
BRF SA, 4.88%, 01/24/30 (Call 10/24/29)(c)	400	346,720
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)	200	191,500
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 08/29/22)(c)	400	407,450
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(c)	600	556,200
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(c)	400	300,250
5.88%, 04/08/32 (Call 04/08/27)(c)	200	158,810
Easy Tactic Ltd.
7.50%, 07/11/25	600	144,000
7.50%, 07/11/28	700	94,500
Embraer Netherlands Finance BV
5.05%, 06/15/25	550	544,087
5.40%, 02/01/27	300	290,535
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(c)	200	159,913
Gol Finance SA, 8.00%, 06/30/26 (Call 12/24/22)(c)	200	128,038
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(c)	200	158,100
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(c)	200	192,663
3.88%, 04/15/31 (Call 01/15/26)(c)(e)	200	178,163
4.50%, 11/21/29 (Call 11/21/24)(c)(e)	400	380,700
6.13%, (Call 12/12/22)(c)(e)(f)	600	580,800
6.50%, (Call 03/19/23)(c)(e)(f)	400	376,325
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(c)	200	163,440
5.75%, 04/03/29 (Call 01/03/29)(c)(d)	200	199,065
7.00%, 04/03/49 (Call 10/03/48)(c)	400	384,575
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(c)	200	174,913
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(c)	600	487,612
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	800	640,000
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(c)	200	154,644
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(c)	400	334,500
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(c)	400	353,000
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(c)	400	336,500
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(c)(d)	200	194,810
7.00%, 05/14/26 (Call 08/29/22)(c)	400	399,580
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(c)	400	379,325
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 08/29/22)(c)(g)	358	207,509
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 08/29/22)(c)(h)	900	6,750
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 08/29/22)(c)(g)	915	208,844
Oi SA, 10.00%, (12.00% PIK), 07/27/25(d)(g)	784	372,400
Petrobras Global Finance BV
5.09%, 01/15/30(d)	350	337,382
5.30%, 01/27/25	250	254,812
5.50%, 06/10/51 (Call 12/10/50)(d)	450	371,194
5.60%, 01/03/31 (Call 10/03/30)(d)	725	707,328
5.75%, 02/01/29(d)	300	301,462
6.00%, 01/27/28(d)	626	640,054
6.25%, 03/17/24	200	205,225

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
6.75%, 01/27/41	$300	$292,950
6.75%, 06/03/50 (Call 12/03/49)(d)	300	278,340
6.85%, 06/05/2115(d)	900	799,200
6.88%, 01/20/40(d)	375	372,375
6.90%, 03/19/49(d)	450	427,584
7.25%, 03/17/44(d)	460	462,386
7.38%, 01/17/27(d)	400	433,700
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(c)	400	377,450
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(c)	300	256,875
4.95%, 01/17/28 (Call 10/17/27)(c)	400	372,700
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(c)	300	238,547
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(c)	200	200,440
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(c)	400	391,000
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(c)	600	456,000
		25,540,370
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(c)	200	163,500

Canada — 0.0%
Country Garden Holdings Co. Ltd., 3.88%, 10/22/30 (Call 07/22/30)(c)	200	61,500

Chile — 0.1%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(c)	200	172,250
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(c)	200	66,600
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(c)	200	122,725
		361,575
China — 4.1%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(c)(e)(f)	600	111,000
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	200	189,225
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(c)(e)(f)	1,500	1,481,250
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(c)(e)(f)	200	134,913
China Hongqiao Group Ltd., 6.25%, 06/08/24(c)	200	172,975
China SCE Group Holdings Ltd., 7.00%, 05/02/25 (Call 05/02/23)(c)	400	64,000
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(c)	200	196,722
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/26 (Call 05/17/24)(c)	200	68,000
5.95%, 10/20/25 (Call 07/20/23)(c)	400	144,000
6.00%, 07/16/25 (Call 01/16/23)(c)	200	74,000
6.45%, 11/07/24 (Call 11/07/22)(c)	200	78,725
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(c)(e)(f)	400	382,000
Country Garden Holdings Co Ltd., 2.70%, 07/12/26 (Call 06/12/26)(c)	400	134,000
Country Garden Holdings Co. Ltd., 3.13%, 10/22/25 (Call 09/22/25)(c)	400	138,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(c)(e)(f)	400	386,000
Ease Trade Global Ltd., 4.00%, 11/10/25(c)	200	191,537
Easy Tactic Ltd., 7.50%, 07/11/27	1,021	200,324
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(c)(e)(f)	400	393,325
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(c)	400	338,450
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(c)	200	102,000
Security	Par (000)	Value

China (continued)
5.05%, 01/27/27 (Call 01/27/25)(c)	$200	$98,000
5.95%, 10/19/25 (Call 10/19/23)(c)	400	220,000
Greenland Global Investment Ltd., 5.88%, 07/03/24(c)	200	44,000
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(c)	200	165,850
6.25%, 11/29/28 (Call 11/29/24)(c)	200	163,000
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(c)(e)(f)	2,900	2,786,900
JGSH Philippines Ltd., 4.13%, 07/09/30(c)	200	185,787
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 08/15/22)(c)	400	48,000
Lenovo Group Ltd., 5.88%, 04/24/25(c)	600	607,344
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(c)(i)	275	269,895
6.75%, 06/30/30 (Call 12/30/29)(c)(i)	250	232,391
NWD Finance BVI Ltd., 4.13%, (Call 03/10/28)(c)(e)(f)	600	465,000
Overseas Chinese Town Asia Holdings Ltd., 4.50%, (Call 07/15/23)(c)(e)(f)	200	197,000
Powerlong Real Estate Holdings Ltd., 5.95%, 04/30/25 (Call 04/30/23)(c)	400	48,000
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(c)	200	73,000
5.20%, 01/12/26 (Call 01/12/24)(c)	200	74,000
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 08/29/22)(c)	400	342,000
6.15%, 08/24/24 (Call 08/29/22)(c)	200	157,000
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(c)(e)(f)	400	118,075
Times China Holdings Ltd.
5.55%, 06/04/24 (Call 06/04/23)(c)	200	24,000
6.75%, 07/08/25 (Call 07/08/23)(c)	400	44,000
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	400	342,575
6.50%, 01/08/26(c)	400	338,825
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(c)	200	127,000
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(c)(e)(f)	400	399,000
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(c)	200	142,000
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(c)	200	128,000
		12,821,088
Colombia — 3.2%
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(c)	850	709,750
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)(d)	400	367,825
4.63%, 12/18/29 (Call 12/18/24)(d)(e)	200	169,850
4.88%, 10/18/27 (Call 10/18/22)(e)	400	366,020
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(c)	200	165,038
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(c)	200	155,000
Ecopetrol SA
4.13%, 01/16/25	560	537,880
4.63%, 11/02/31 (Call 08/02/31)	590	482,325
5.38%, 06/26/26 (Call 03/26/26)(d)	710	684,617
5.88%, 09/18/23	850	856,332
5.88%, 05/28/45	940	706,175
5.88%, 11/02/51 (Call 05/02/51)	355	258,263
6.88%, 04/29/30 (Call 01/29/30)(d)	950	902,785
7.38%, 09/18/43(d)	400	356,075
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(c)(e)(f)	200	169,038
Gol Finance SA, 7.00%, 01/31/25(c)	300	160,500
Guara Norte Sarl, 5.20%, 06/15/34(c)	374	306,893
JSM Global Sarl, 4.75%, 10/20/30(c)	200	154,100

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 08/29/22)(c)	$200	$186,038
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(c)	200	160,250
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(c)	400	328,450
6.25%, 03/25/29 (Call 03/25/24)(c)(d)	360	342,517
Minerva Luxembourg SA, 4.38%, 03/18/31(c)	600	489,180
NagaCorp Ltd., 7.95%, 07/06/24 (Call 08/08/22)(c)	200	179,975
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(c)	200	193,913
Rumo Luxembourg Sarl, 4.20%, 01/18/32(c)	200	162,290
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(c)	200	143,600
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(c)	340	300,751
		9,995,430
Egypt — 1.8%
Axis Bank Ltd., 4.10%, (Call 09/08/26)(c)(e)(f)	200	168,000
Azul Investments LLP, 7.25%, 06/15/26	200	132,500
Banco do Brasil SA/Cayman
4.63%, 01/15/25(c)	400	393,200
9.25%, 10/29/49(c)	600	608,565
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(c)(e)	600	529,237
5.00%, (c)	400	371,825
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(c)	197	163,718
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	200	181,912
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(c)	200	188,000
5.95%, 07/29/26 (Call 08/29/22)(c)	200	182,000
Itau Unibanco Holding SA/Cayman Island, 4.63%, (Call 02/27/25)(c)(e)(f)	400	321,325
Minsur SA, 4.50%, 10/28/31(c)	200	170,038
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(c)	200	169,475
Pampa Energia SA, 7.50%, 01/24/27 (Call 08/29/22)(c)	250	201,875
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(c)	400	378,000
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(c)	200	189,326
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(c)	400	343,500
Vedanta Resources Finance II PLC, 13.88%, 01/21/24 (Call 12/21/22)(c)	400	343,825
YPF SA, 2.50%, 06/30/29(c)	300	163,125
YPF Sociedad Anonima
1.50%, 09/30/33(c)	300	143,625
4.00%, 02/12/26(c)	400	316,000
		5,659,071
Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 08/29/22)(c)	400	348,000
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/22)(c)	400	324,200
10.25%, 05/15/26 (Call 05/15/23)(c)	706	656,580
		1,328,780
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(c)	600	561,528
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(c)	400	350,400
		911,928
Hong Kong — 3.0%
Adani Green Energy Ltd., 4.38%, 09/08/24(c)	400	371,000
Security	Par (000)	Value

Hong Kong (continued)
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(c)(e)(f)	$250	$243,750
Bank of East Asia Ltd. (The), 5.83%, (Call 10/21/25)(c)(e)(f)	250	232,500
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(c)(e)(f)	400	311,075
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(c)	200	179,500
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(c)(e)(f)	600	586,500
China Citic Bank, 3.25%, (Call 07/29/26)(c)(e)(f)	250	228,125
China CITIC Bank International Ltd., 4.80%, (Call 04/22/27)(c)(e)(f)	250	237,875
Country Garden Holdings Co. Ltd., 3.30%, 01/12/31 (Call 10/12/30)(c)	400	122,000
Emirates NBD Bank PJSC, 4.25%, (Call 02/27/27)(c)(e)(f)	400	362,500
EnfraGen Energia Sur SA, 5.38%, 12/30/30(c)	400	269,500
FWD Group Ltd.
5.75%, 07/09/24(c)	400	377,325
6.38%, (Call 09/13/24)(c)(e)(f)	400	353,325
8.05%, (Call 12/15/22)(c)(e)(f)	400	376,200
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 08/29/22)(c)	400	373,000
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	550	519,750
Li & Fung Ltd., 5.25%, (Call 11/03/22)(c)(f)	200	114,000
Nanyang Commercial Bank Ltd., 6.50%, (Call 04/28/27)(c)(e)(f)	250	242,812
New World China Land Ltd., 4.75%, 01/23/27(c)	400	390,325
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(c)(f)	600	481,987
NWD MTN Ltd.
4.13%, 07/18/29(c)	600	522,300
4.50%, 05/19/30(c)	200	175,663
Petron Corp., 5.95%, (Call 04/19/26)(c)(e)(f)	200	188,038
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)(d)	400	358,040
5.13%, 08/08/25 (Call 06/08/25)(d)	800	749,256
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(c)	400	313,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(c)	420	303,397
SMC Global Power Holdings Corp., 5.70%, (Call 01/21/26)(c)(e)(f)	200	178,000
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(c)	200	189,413
		9,350,156
India — 1.9%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	425	428,187
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(c)	200	194,162
Delhi International Airport Ltd., 6.45%, 06/04/29(c)	200	162,000
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 08/15/22)(c)	300	280,650
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(c)	200	170,663
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(c)	587	498,525
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(c)	400	374,500
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(c)(e)(f)	400	339,000
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(c)	368	314,640
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(c)	400	339,000
5.05%, 04/05/32 (Call 10/05/31)(c)	200	156,000
5.95%, 04/18/24(c)	200	196,750
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(c)	600	414,000
Network i2i Ltd.
3.98%, (c)	200	165,500
5.65%, (Call 01/15/25)(c)(e)(f)	600	575,880
Periama Holdings LLC/DE, 5.95%, 04/19/26(c)	400	371,500

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24 (Call 09/09/22)(c)	$200	$25,000
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9
Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)(d)	400	332,000
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(c)	600	441,000
9.25%, 04/23/26 (Call 04/23/23)(c)	400	248,000
		6,026,957
Indonesia — 0.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(c)	250	239,109
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(c)	200	134,350
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(c)	200	143,000
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(c)	400	367,044
4.30%, (Call 03/24/27)(c)(e)(f)	200	169,272
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(c)	350	337,050
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(c)	400	355,500
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(c)	400	374,000
		2,119,325
Israel — 2.2%
Bank of East Asia Ltd. (The), 5.88%, (Call 09/19/24)(c)(e)(f)	250	236,250
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(c)(i)	300	256,500
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(c)	300	268,335
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27)(c)(e)(f)	400	377,500
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(d)	450	407,531
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(d)	1,700	1,523,965
4.10%, 10/01/46	900	630,169
4.75%, 05/09/27 (Call 02/09/27)	500	469,825
5.13%, 05/09/29 (Call 02/09/29)	400	361,000
6.00%, 04/15/24 (Call 01/15/24)(d)	600	599,362
6.75%, 03/01/28 (Call 12/01/27)(d)	600	596,820
7.13%, 01/31/25 (Call 10/31/24)(d)	400	406,825
Turkiye Is Bankasi AS, 7.75%, 01/22/30 (Call 01/22/25)(c)(e)	400	348,700
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(c)	200	195,038
		6,677,820
Jamaica — 0.1%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 08/15/22)(c)	200	187,788

Jordan — 0.1%
SMC Global Power Holdings Corp., 7.00%, (Call 10/21/25)(c)(e)(f)	400	376,450

Kazakhstan — 0.1%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(c)(i)	300	264,000

Kuwait — 0.4%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(c)(e)(f)	200	173,162
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(c)(e)(f)	400	408,600
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(c)	400	322,200
4.50%, 02/23/27(c)	200	155,475
Security	Par (000)	Value

Kuwait (continued)
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(c)(i)	$300	$289,650
		1,349,087
Luxembourg — 0.1%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/23)(c)	400	352,992
Macau — 1.6%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(c)	200	128,000
4.85%, 01/27/28 (Call 01/27/25)(c)	200	120,100
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/29/22)(c)	200	157,260
5.25%, 04/26/26 (Call 08/29/22)(c)	300	234,000
5.63%, 07/17/27 (Call 08/29/22)(c)	400	296,000
5.75%, 07/21/28 (Call 07/21/23)(c)	400	284,000
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 08/08/22)(c)	600	540,000
5.88%, 05/15/26 (Call 08/08/22)(c)	400	329,950
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(c)	300	252,000
3.10%, 03/08/29 (Call 01/08/29)(c)	400	315,976
3.25%, 08/08/31 (Call 05/08/31)(c)	200	151,500
4.88%, 06/18/30 (Call 03/18/30)	400	339,000
5.40%, 08/08/28 (Call 05/08/28)	800	720,952
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(c)	800	396,400
6.50%, 01/15/28 (Call 07/15/23)(c)	200	105,725
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(c)	600	448,500
		4,819,363
Malaysia — 0.1%
NWD Finance BVI Ltd., 4.80%, (Call 09/09/23)(c)(f)	400	288,075

Mexico — 7.3%
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)	400	370,325
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(c)(d)(e)(f)	300	282,431
7.50%, (Call 06/27/29)(c)(e)(f)	200	179,413
BBVA Bancomer SA/Texas, 5.13%, 01/18/33 (Call 01/17/28)(c)(e)	400	346,000
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(c)(d)	400	364,000
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(c)	400	367,000
7.38%, 06/05/27 (Call 06/05/23)(c)	400	404,000
Cemex SAB De CV, 5.13%, (Call 06/08/26)(c)(e)(f)	500	417,500
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(c)	300	282,000
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(c)(d)(e)(f)	200	196,360
Petroleos Mexicanos
4.50%, 01/23/26	600	542,700
5.35%, 02/12/28(d)	953	794,325
5.95%, 01/28/31 (Call 10/28/30)	1,800	1,390,500
6.35%, 02/12/48	750	493,125
6.38%, 01/23/45	600	399,750
6.49%, 01/23/27 (Call 11/23/26)	748	676,846
6.50%, 03/13/27(d)	1,900	1,716,460
6.50%, 01/23/29(d)	550	467,561
6.50%, 06/02/41	750	509,813
6.63%, 06/15/35	1,300	946,530
6.70%, 02/16/32 (Call 11/16/31)(d)	3,150	2,511,337
6.75%, 09/21/47	2,600	1,763,450
6.84%, 01/23/30 (Call 10/23/29)	1,100	926,629

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.88%, 08/04/26(d)	$1,300	$1,238,770
6.95%, 01/28/60 (Call 07/28/59)(d)	1,800	1,215,000
7.69%, 01/23/50 (Call 07/23/49)(d)	3,850	2,791,250
8.75%, 06/02/29 (Call 04/02/29)(i)	600	562,988
8.75%, 06/02/29 (Call 04/02/29)(c)	100	93,831
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (Call 09/30/25)(c)	200	155,680
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(c)(d)	200	104,000
		22,509,574
Morocco — 0.4%
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 08/08/22)(c)	200	168,537
OCP SA
4.50%, 10/22/25(c)	400	392,860
5.63%, 04/25/24(c)	300	302,869
6.88%, 04/25/44(c)	400	340,825
		1,205,091
Nigeria — 0.3%
Access Bank PLC, 9.13%, (Call 10/07/26)(c)(e)(f)	400	282,000
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 08/30/22)(c)	400	355,200
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(c)	400	356,080
		993,280
Oman — 0.3%
Bank Muscat SAOG, 4.75%, 03/17/26(c)	200	191,500
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(c)	200	200,725
6.63%, 04/24/28(c)	500	509,938
		902,163
Panama — 0.3%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(c)(d)	800	712,520
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(c)	200	178,250
		890,770
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(c)(h)	468	291,894

Peru — 1.2%
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(c)	400	352,000
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(c)	200	172,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(c)	366	334,752
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(c)	400	365,325
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(c)	400	330,700
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(c)	200	154,500
Peru LNG Srl, 5.38%, 03/22/30(c)	400	333,000
Petroleos del Peru SA
4.75%, 06/19/32(c)	200	156,100
5.63%, 06/19/47(c)	1,100	774,125
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 08/29/22)(c)	400	324,000
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(c)	400	358,800
YPF SA, 8.75%, 04/04/24(c)	238	174,335
		3,829,637
Philippines — 0.4%
Globe Telecom Inc., 4.20%, (Call 08/02/26)(c)(e)(f)	400	368,000
Petron Corp., 4.60%, (Call 07/19/23)(c)(e)(f)	200	188,225
San Miguel Crop., 5.50%, (Call 07/29/25)(c)(e)(f)	200	191,750
Security	Par (000)	Value

Philippines (continued)
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(c)(e)(f)	$600	$567,487
		1,315,462
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(c)	400	333,375

Qatar — 0.5%
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(c)	400	298,000
Braskem Idesa SAPI, 6.99%, 02/20/32 (Call 02/20/27)(c)	700	589,540
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(c)	200	174,412
SMC Global Power Holdings Corp., 5.45%, (Call 12/09/26)(c)(e)(f)	400	343,500
		1,405,452
Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	400	360,575
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(c)	200	193,725
Henderson Land MTN Ltd., 2.38%, 05/27/25(c)	200	189,788
Yapi ve Kredi Bankasi AS, 7.88%, 01/22/31 (Call 01/22/26)(c)(e)	200	174,100
		918,188
Singapore — 0.2%
GLP Pte Ltd., 4.50%, (Call 05/17/26)(c)(e)(f)	400	319,450
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(c)	200	190,412
		509,862
South Africa — 2.4%
Absa Group Ltd., 6.38%, (Call 05/27/26)(c)(e)(f)	200	181,913
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(c)(e)	400	364,000
Banco de Bogota SA, 6.25%, 05/12/26(c)	600	568,050
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(c)	400	356,700
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(c)(e)	200	206,580
Embraer Netherlands Finance BV, 6.95%, 01/17/28 (Call 10/17/27)(c)	400	400,500
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(c)	600	570,562
7.13%, 02/11/25(c)	460	428,030
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(c)(e)	200	196,788
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(c)	388	336,590
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 08/29/22)(c)	400	292,400
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)	250	203,172
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(c)	400	392,450
6.50%, 10/13/26(c)	200	197,725
NWD Finance BVI Ltd., 5.25%, (Call 03/22/26)(c)(e)(f)	600	534,112
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	200	184,475
5.50%, 03/18/31 (Call 03/18/30)	400	326,075
5.88%, 03/27/24 (Call 02/27/24)	800	796,000
6.50%, 09/27/28 (Call 06/27/28)	400	381,200
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(c)	200	171,000
4.50%, 11/16/29 (Call 11/16/25)(c)	400	315,450
		7,403,772
South Korea — 0.2%
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(c)	400	348,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Woori Bank, 4.25%, (Call 10/04/24)(c)(e)(f)	$200	$189,288
		537,288
Supranational — 0.2%
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(c)	200	157,341
4.88%, 05/23/24(c)	400	375,033
		532,374
Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(c)	200	120,000
Taiwan — 0.3%
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (Call 01/24/27)(c)(e)(f)	400	332,200
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(c)(e)(f)	400	357,000
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(c)	200	188,725
Turk Telekomunikasyon AS, 6.88%, 02/28/25(c)	200	173,287
		1,051,212
Thailand — 0.2%
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(c)(e)	600	539,175
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(c)(e)(f)	200	168,000
		707,175
Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	200	189,000
Turkey — 3.3%
Akbank TAS
5.13%, 03/31/25(c)	200	173,788
6.80%, 02/06/26(c)	200	173,600
6.80%, 06/22/31 (Call 06/22/26)(c)(e)	400	325,325
Banco do Brasil SA/Cayman, 4.75%, 03/20/24(c)	400	398,825
Banco Mercantil del Norte SA/Grand Cayman 7.63%, (c)	200	184,788
8.38%, (Call 10/14/30)(c)(e)(f)	200	190,412
BBVA Bancomer SA/Texas, 5.88%, 09/13/34 (Call 09/13/29)(c)(e)	350	311,281
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(c)	400	301,880
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(c)	800	641,150
5.20%, 09/17/30 (Call 09/17/25)(c)	400	357,075
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	400	421,325
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(c)	400	353,400
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(c)	400	373,200
First Quantum Minerals Ltd., 6.88%, 10/15/27 (Call 10/15/23)(c)	800	756,000
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(c)	400	361,450
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(c)	200	180,288
National Bank of Oman SAOG, 5.63%, 09/25/23(c)	200	198,912
QNB Finansbank AS, 6.88%, 09/07/24(c)	200	198,412
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(c)	400	336,000
Simpar Europe SA, 5.20%, 01/26/31(c)	200	166,225
Singapore Airlines Ltd., 3.38%, 01/19/29 (Call 11/19/28)(c)	400	362,240
Turk Telekomunikasyon AS, 4.88%, 06/19/24(c)	200	172,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(c)	200	170,600
5.80%, 04/11/28 (Call 01/11/28)(c)	200	151,475
Security	Par (000)	Value

Turkey (continued)
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27(c)(e)	$400	$330,075
Turkiye Is Bankasi AS
6.13%, 04/25/24(c)	600	549,112
7.00%, 06/29/28 (Call 06/29/23)(c)(e)	200	176,600
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(c)	400	354,325
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(c)	300	263,869
Turkiye Vakiflar Bankasi TAO, 8.13%, 03/28/24(c)	200	188,163
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(c)	200	147,163
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(c)	300	274,931
8.25%, 10/15/24(c)	200	189,350
13.88%, (Call 01/15/24)(c)(e)(f)	400	405,325
		10,138,564
Ukraine — 0.0%
Metinvest BV, 7.75%, 10/17/29(c)	200	77,975

United Arab Emirates — 1.1%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(c)(e)(f)	400	407,575
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(c)(e)(f)	400	400,000
DP World Salaam, 6.00%, (Call 10/01/25)(c)(e)(f)	800	801,500
Emirates NBD Bank PJSC, 6.13%, (Call 03/20/25)(c)(e)(f)	400	393,500
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(c)(i)	300	285,750
4.88%, 03/30/26 (Call 12/30/25)(c)(i)	300	273,750
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(c)	200	184,225
OCP SA, 5.13%, 06/23/51 (Call 12/23/50)(c)	400	284,825
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(c)	200	160,380
SMC Global Power Holdings Corp., 5.95%, (Call 05/05/25)(c)(e)(f)	200	181,725
		3,373,230
Zambia — 0.5%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 08/08/22)(c)(d)	400	397,524
6.88%, 03/01/26 (Call 08/08/22)(c)	400	387,800
7.50%, 04/01/25 (Call 08/08/22)(c)	600	593,550
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(c)	400	316,000
		1,694,874

Total Corporate Bonds & Notes — 50.2%
(Cost: $182,647,315)		155,349,548

Foreign Government Obligations

Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(c)	800	644,000
8.25%, 05/09/28(c)	800	672,000
8.75%, 04/14/32(c)	900	726,750
9.13%, 11/26/49(c)	600	457,237
9.38%, 05/08/48(c)	800	618,000
		3,117,987
Argentina — 2.3%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 08/29/22)(j)	7,519	1,774,598
1.00%, 07/09/29 (Call 08/29/22)(d)	1,231	286,791
1.50%, 07/09/35 (Call 08/29/22)(j)	9,649	2,142,130
1.50%, 07/09/46 (Call 08/29/22)(j)	976	219,273
3.50%, 07/09/41 (Call 08/29/22)(d)(j)	4,954	1,287,938

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
3.88%, 01/09/38 (Call 08/29/22)(j)	$5,399	$1,514,284
		7,225,014
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(c)	450	386,803
4.75%, 03/18/24(c)	600	599,925
		986,728
Bahrain — 2.3%
Bahrain Government International Bond
5.25%, 01/25/33(c)	600	495,675
5.45%, 09/16/32(c)	400	336,075
5.63%, 09/30/31(c)	400	345,575
5.63%, 05/18/34(c)	600	489,113
6.00%, 09/19/44(c)	600	434,738
6.75%, 09/20/29(c)	600	583,613
7.00%, 01/26/26(c)	600	616,987
7.00%, 10/12/28(c)	700	697,944
7.38%, 05/14/30(c)	400	400,575
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(c)	600	604,987
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(c)	400	418,325
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)(i)	425	374,478
3.95%, 09/16/27(c)	500	468,219
4.50%, 03/30/27(c)	400	385,200
6.25%, 11/14/24(c)	600	614,362
		7,265,866
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(c)	400	322,325

Brazil — 5.0%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(c)	400	405,700
Brazilian Government International Bond
2.88%, 06/06/25(d)	800	768,800
3.75%, 09/12/31(d)	700	615,300
3.88%, 06/12/30(d)	1,700	1,527,662
4.25%, 01/07/25(d)	1,948	1,955,670
4.50%, 05/30/29 (Call 02/28/29)(d)	1,000	944,563
4.63%, 01/13/28 (Call 10/13/27)(d)	1,400	1,365,700
4.75%, 01/14/50 (Call 07/14/49)	1,850	1,390,159
5.00%, 01/27/45(d)	1,500	1,195,125
5.63%, 01/07/41(d)	1,100	959,269
5.63%, 02/21/47	1,300	1,103,619
6.00%, 04/07/26(d)	1,000	1,063,000
7.13%, 01/20/37	800	852,400
8.25%, 01/20/34	650	745,794
8.88%, 04/15/24	450	491,569
		15,384,330
Colombia — 3.9%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	700	564,288
3.13%, 04/15/31 (Call 01/15/31)	1,200	947,850
3.25%, 04/22/32 (Call 01/22/32)	800	622,000
3.88%, 04/25/27 (Call 01/25/27)(d)	800	731,400
3.88%, 02/15/61 (Call 08/15/60)	600	374,550
4.00%, 02/26/24 (Call 11/26/23)	800	785,400
4.13%, 02/22/42 (Call 08/22/41)	400	272,000
4.13%, 05/15/51 (Call 11/15/50)(d)	800	526,900
4.50%, 01/28/26 (Call 10/28/25)	800	766,400
Security	Par (000)	Value

Colombia (continued)
4.50%, 03/15/29 (Call 12/15/28)(d)	$1,000	$905,188
5.00%, 06/15/45 (Call 12/15/44)	2,200	1,600,912
5.20%, 05/15/49 (Call 11/15/48)	1,250	919,766
5.63%, 02/26/44 (Call 08/26/43)	1,200	932,850
6.13%, 01/18/41(d)	1,150	965,856
7.38%, 09/18/37(d)	900	880,481
8.13%, 05/21/24(d)	375	393,703
		12,189,544
Costa Rica — 0.5%
Costa Rica Government International Bond
6.13%, 02/19/31(c)(d)	600	576,112
7.00%, 04/04/44(c)	450	393,413
7.16%, 03/12/45(c)	600	532,050
		1,501,575
Dominican Republic — 3.4%
Dominican Republic International Bond
4.50%, 01/30/30(c)	1,000	858,938
4.88%, 09/23/32(c)	1,350	1,130,878
5.30%, 01/21/41(c)	700	544,819
5.50%, 01/27/25(c)	525	523,130
5.50%, 02/22/29 (Call 12/22/28)(c)	850	786,675
5.88%, 01/30/60(c)	1,500	1,135,125
5.95%, 01/25/27(c)	850	833,956
6.00%, 07/19/28(c)	600	577,425
6.00%, 02/22/33 (Call 11/22/32)(c)	1,000	904,250
6.40%, 06/05/49(c)	600	491,175
6.50%, 02/15/48(c)	450	373,725
6.85%, 01/27/45(c)	900	790,481
6.88%, 01/29/26(c)	700	722,006
7.45%, 04/30/44(c)	750	703,500
		10,376,083
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(c)(h)	467	196,852
1.50%, 07/31/40(c)(j)	1,601	661,252
2.50%, 07/31/35(c)(j)	3,952	1,790,500
5.50%, 07/31/30(c)(j)	1,750	1,032,581
		3,681,185
Egypt — 2.3%
Egypt Government International Bond
5.75%, 05/29/24(c)	600	510,000
5.80%, 09/30/27(c)	600	403,500
5.88%, 06/11/25(c)	600	477,000
5.88%, 02/16/31(c)	800	494,000
6.59%, 02/21/28(c)	600	415,500
7.05%, 01/15/32(c)	400	252,000
7.30%, 09/30/33(c)	600	375,000
7.50%, 01/31/27(c)	1,000	730,000
7.50%, 02/16/61(c)	600	336,000
7.60%, 03/01/29(c)	800	554,000
7.63%, 05/29/32(c)	800	504,000
7.90%, 02/21/48(c)	600	337,500
8.50%, 01/31/47(c)	1,300	754,000
8.70%, 03/01/49(c)	600	349,500
8.88%, 05/29/50(c)	1,000	592,500
		7,084,500
El Salvador — 0.2%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/20/49)(c)	550	177,822

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

El Salvador (continued)
7.65%, 06/15/35(c)	$450	$144,928
9.50%, 07/15/52 (Call 01/15/52)(c)	400	136,700
		459,450
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(c)	400	204,000

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(c)	400	283,700

Ghana — 0.8%
Ghana Government International Bond
6.38%, 02/11/27(c)	600	308,250
7.63%, 05/16/29(c)	500	234,375
7.75%, 04/07/29(c)	600	281,363
7.88%, 02/11/35(c)	400	175,200
8.13%, 01/18/26(c)	470	312,197
8.13%, 03/26/32(c)	500	223,750
8.63%, 04/07/34(c)	400	175,700
8.63%, 06/16/49(c)	600	259,800
8.95%, 03/26/51(c)	500	217,125
10.75%, 10/14/30(c)	400	321,000
		2,508,760
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(c)	700	665,131

Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 09/12/22)(c)	859	742,178

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(c)	600	486,675

Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	600	627,863
7.88%, 07/28/45	900	991,012
8.00%, 03/15/39	600	672,863
		2,291,738
Jordan — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(c)	400	364,200
5.85%, 07/07/30(c)	700	593,381
6.13%, 01/29/26(c)	400	380,700
7.38%, 10/10/47(c)	400	317,700
		1,655,981
Kenya — 0.7%
Republic of Kenya Government International Bond
6.30%, 01/23/34(c)	400	247,000
6.88%, 06/24/24(c)	800	692,000
7.25%, 02/28/28(c)	400	288,500
8.00%, 05/22/32(c)	600	422,250
8.25%, 02/28/48(c)	600	376,500
		2,026,250
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, (a)(b)(c)	500	32,125
6.10%, (a)(b)(c)	730	46,903
6.60%, (a)(b)(c)	760	49,542
6.65%, (a)(b)(c)	660	40,755
Security	Par (000)	Value

Lebanon (continued)
6.75%, (a)(b)(c)	$470	$30,638
6.85%, (a)(b)(c)	590	36,433
7.00%, (a)(b)(c)	475	30,964
		267,360
Morocco — 0.2%
Morocco Government International Bond
3.00%, 12/15/32(c)	400	317,000
4.00%, 12/15/50(c)	600	403,500
		720,500
Nigeria — 1.6%
Nigeria Government International Bond
6.13%, 09/28/28(c)	800	572,900
6.50%, 11/28/27(c)	600	454,500
7.14%, 02/23/30(c)	514	368,152
7.38%, 09/28/33(c)	800	530,900
7.63%, 11/21/25(c)	500	442,500
7.63%, 11/28/47(c)	600	376,500
7.70%, 02/23/38(c)	600	382,500
7.88%, 02/16/32(c)	800	560,000
8.25%, 09/28/51(c)	600	381,750
8.38%, 03/24/29(c)	600	464,250
8.70%, 01/21/31(c)	400	301,500
		4,835,452
Oman — 3.7%
Oman Government International Bond
4.75%, 06/15/26(c)	1,000	976,250
4.88%, 02/01/25(c)	400	397,000
5.38%, 03/08/27(c)	1,000	986,250
5.63%, 01/17/28(c)	1,200	1,195,500
6.00%, 08/01/29(c)	1,000	995,000
6.25%, 01/25/31(c)	800	796,000
6.50%, 03/08/47(c)	1,000	867,500
6.75%, 10/28/27(c)	600	624,000
6.75%, 01/17/48(c)	1,200	1,068,000
7.00%, 01/25/51(c)	400	362,000
7.38%, 10/28/32(c)	600	636,750
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(c)	1,000	985,000
4.88%, 06/15/30(c)	800	778,000
5.93%, 10/31/25(c)	800	816,000
		11,483,250
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(c)	600	429,675
Pakistan Government International Bond
6.00%, 04/08/26(c)	600	315,066
6.88%, 12/05/27(c)	750	385,219
7.38%, 04/08/31(c)	600	296,316
8.25%, 04/15/24(c)	270	156,144
		1,582,420
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(c)	400	395,200
5.40%, 03/30/50 (Call 09/30/49)(c)	600	527,738
6.10%, 08/11/44(c)	400	385,200
		1,308,138

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(c)	$300	$238,650
6.75%, 03/13/48(c)	600	424,425
		663,075
Serbia — 0.1%
Serbia International Bond, 2.13%, 12/01/30(c)	535	393,827

South Africa — 2.8%
Republic of South Africa Government International Bond
4.30%, 10/12/28(d)	1,000	915,500
4.67%, 01/17/24	800	799,650
4.85%, 09/27/27(d)	400	387,825
4.85%, 09/30/29	900	824,794
4.88%, 04/14/26	604	592,033
5.00%, 10/12/46	600	426,113
5.38%, 07/24/44	500	376,500
5.65%, 09/27/47	800	610,900
5.75%, 09/30/49	1,350	1,031,062
5.88%, 09/16/25(d)	986	1,006,213
5.88%, 06/22/30(d)	600	582,487
5.88%, 04/20/32	600	555,750
7.30%, 04/20/52	700	614,250
		8,723,077
Sri Lanka — 0.4%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(b)(c)	700	206,194
6.75%, 04/18/28(a)(b)(c)	700	206,194
6.83%, 07/18/26(a)(b)(c)	600	181,613
6.85%, 03/14/24(a)(b)(c)	400	118,450
6.85%, 11/03/25(a)(b)(c)	700	210,131
7.55%, 03/28/30(a)(b)(c)	400	117,450
7.85%, 03/14/29(a)(b)(c)	700	205,537
		1,245,569
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(c)	400	385,325

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(c)	400	215,200

Turkey — 8.9%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	400	372,200
5.13%, 06/22/26(c)	1,200	1,084,725
7.25%, 02/24/27(c)	1,500	1,439,812
Turkey Government International Bond
4.25%, 03/13/25	1,000	865,500
4.25%, 04/14/26(d)	700	573,038
4.75%, 01/26/26	800	672,000
4.88%, 10/09/26	1,500	1,227,000
4.88%, 04/16/43	1,370	815,407
5.13%, 02/17/28	1,000	778,000
5.25%, 03/13/30	1,000	720,188
5.60%, 11/14/24(d)	1,100	1,001,206
5.75%, 03/22/24	1,250	1,174,453
5.75%, 05/11/47	1,600	995,800
5.88%, 06/26/31	900	651,544
5.95%, 01/15/31	1,000	737,687
6.00%, 03/25/27	1,500	1,255,594
6.00%, 01/14/41	1,300	826,150
Security	Par/ Shares (000)	Value

Turkey (continued)
6.13%, 10/24/28	$1,300	$1,037,400
6.35%, 08/10/24	1,050	982,603
6.38%, 10/14/25	1,200	1,077,225
6.50%, 09/20/33(d)	700	507,413
6.63%, 02/17/45	1,400	950,950
6.75%, 05/30/40	950	672,303
6.88%, 03/17/36	1,300	965,087
7.25%, 12/23/23	800	794,650
7.25%, 03/05/38	550	426,697
7.38%, 02/05/25	1,570	1,477,566
7.63%, 04/26/29	1,400	1,191,575
8.00%, 02/14/34(d)	750	644,438
8.60%, 09/24/27	800	745,000
11.88%, 01/15/30	700	743,662
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(c)	200	159,100
		27,565,973
Ukraine — 0.5%
Ukraine Government International Bond
6.88%, 05/21/29(c)	800	154,800
7.25%, 03/15/33(c)	1,200	226,200
7.38%, 09/25/32(c)	1,400	263,900
7.75%, 09/01/23(c)	725	159,500
7.75%, 09/01/24(c)	600	114,000
7.75%, 09/01/25(c)	675	121,500
7.75%, 09/01/26(c)	600	108,000
7.75%, 09/01/27(c)	650	117,000
9.75%, 11/01/28(c)	800	158,000
		1,422,900
United Arab Emirates — 0.9%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(c)	600	435,488
5.25%, 01/30/43(c)	400	370,825
Finance Department Government of Sharjah, 4.00%, 07/28/50(c)	500	325,000
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(c)	400	364,825
3.23%, 10/23/29(c)	500	441,187
3.85%, 04/03/26(c)	400	386,575
4.23%, 03/14/28(c)	600	570,862
		2,894,762
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	600	597,863

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(b)(c)	400	231,000
8.97%, 07/30/27(a)(b)(c)	600	341,925
		572,925

Total Foreign Government Obligations — 46.9%
(Cost: $199,636,324)		145,336,616
Total Long-Term Investments — 97.1%
(Cost: $382,283,639)		300,686,164

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(k)(l)(m)	37,034	37,030,233

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(k)(l)	3,509	$3,509,000

Total Short-Term Securities — 13.1%
(Cost: $40,534,573)		40,539,233

Total Investments in Securities — 110.2%
(Cost: $422,818,212)		341,225,397

Liabilities in Excess of Other Assets — (10.2)%		(31,634,929)

Net Assets — 100.0%		$309,590,468

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.

(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,402,228	$3,645,940	(a)	$—	$(22,594)	$4,659	$37,030,233	37,034	$135,850	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,999,000	510,000	(a)	—	—	—	3,509,000	3,509	9,320		—
					$(22,594)	$4,659	$40,539,233		$145,170		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$155,349,548	$—	$155,349,548
Foreign Government Obligations	—	145,336,616	—	145,336,616
Money Market Funds	40,539,233	—	—	40,539,233
	$40,539,233	$300,686,164	$—	$341,225,397

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
PJSC	Public Joint Stock Company